Annual Total Returns - Fidelity Mid Cap Index Fund [BarChart] - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Mid Cap Index Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 08, 2011
Fidelity Mid Cap Index Fund
Bar Chart Table:
Annual Return 2012	17.22%
Annual Return 2013	34.78%
Annual Return 2014	13.11%
Annual Return 2015	(2.44%)
Annual Return 2016	13.86%
Annual Return 2017	18.47%
Annual Return 2018	(9.05%)
Annual Return 2019	30.51%
Annual Return 2020	17.11%